Investment Objectives and Goals	Oct. 21, 2026
Abacus FCF International Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	ABACUS FCF INTERNATIONAL LEADERS ETF
Abacus FCF Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	ABACUS FCF LEADERS ETF
Abacus FCF Small Cap Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	ABACUS FCF SMALL CAP LEADERS ETF
Abacus FCF Innovation Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	ABACUS FCF INNOVATION LEADERS ETF
Abacus Flexible Bond Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	ABACUS FLEXIBLE BOND LEADERS ETF
Abacus FCF Real Assets Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	ABACUS FCF REAL ASSETS LEADERS ETF